Subsequent Events (Details) - $ / shares		12 Months Ended
	Aug. 13, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Common Class A
Subsequent Event [Line Items]
Cash dividend declared per share (in dollars per share)		$ 0.20	$ 0.20	$ 0.20
Common Class B
Subsequent Event [Line Items]
Cash dividend declared per share (in dollars per share)		$ 0.20	$ 0.20	$ 0.20
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Cash dividend declared per share (in dollars per share)	$ 0.10
Subsequent Event | Common Class B
Subsequent Event [Line Items]
Cash dividend declared per share (in dollars per share)	$ 0.10